Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 5.1%
1,777	Comcast Corp, Class A	$88,832
475	Interpublic Group of Cos Inc	16,881
1,135	Lumen Technologies Inc	14,029
256	Omnicom Group Inc	19,292
1,222	Sirius XM Holdings Inc	7,772
1,761	Verizon Communications Inc	93,738
731	ViacomCBS Inc, Class B	24,452
	Total Communication Services	264,996
	Consumer Discretionary – 5.5%
272	Best Buy Co Inc	27,004
287	Home Depot Inc	105,323
345	Lowe's Cos Inc	81,886
318	Target Corp	70,097
	Total Consumer Discretionary	284,310
	Consumer Staples – 11.0%
675	Archer-Daniels-Midland Co	50,625
174	Bunge Ltd	17,202
296	Church & Dwight Co Inc	30,384
148	Clorox Co	24,843
1,662	Coca-Cola Co	101,399
855	Keurig Dr Pepper Inc	32,447
203	Kimberly-Clark Corp	27,943
856	Kroger Co	37,313
301	McCormick & Co Inc	30,193
562	PepsiCo Inc	97,518
732	Procter & Gamble Co	117,450
	Total Consumer Staples	567,317
	Energy – 3.4%
1,000	Baker Hughes Co	27,440
291	Cheniere Energy Inc	32,563
538	ONEOK Inc	32,646
493	Valero Energy Corp	40,904
1,466	Williams Cos Inc	43,892
	Total Energy	177,445

Nuveen ESG Dividend ETF (NUDV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Financials – 16.3%
989	Bank of New York Mellon Corp	$58,608
89	BlackRock Inc	73,242
129	Cboe Global Markets Inc	15,290
329	CME Group Inc	75,505
361	Discover Financial Services	41,786
206	Goldman Sachs Group Inc	73,064
1,778	Huntington Bancshares Inc	26,777
417	Invesco Ltd	9,449
757	JPMorgan Chase & Co	112,490
447	Marsh & McLennan Cos Inc, Class A	68,677
877	MetLife Inc	58,812
827	Morgan Stanley	84,801
239	Northern Trust Corp	27,877
440	State Street Corp	41,580
687	Synchrony Financial	29,259
274	T Rowe Price Group Inc	42,314
	Total Financials	839,531
	Health Care – 14.6%
385	Amgen Inc	87,449
603	Baxter International Inc	51,520
1,363	Bristol-Myers Squibb Co	88,445
355	Cardinal Health Inc	18,307
357	Cerner Corp	32,558
337	Cigna Corp	77,665
837	CVS Health Corp	89,149
348	Eli Lilly & Co	85,396
1,105	Gilead Sciences Inc	75,892
1,084	Merck & Co Inc	88,324
147	Quest Diagnostics Inc	19,848
412	Royalty Pharma PLC, Class A	16,484
1,480	Viatris Inc	22,156
	Total Health Care	753,193
	Industrials – 16.2%
431	3M Co	71,555
159	A O Smith Corp	12,151
387	Caterpillar Inc	78,004
159	CH Robinson Worldwide Inc	16,639
152	Cummins Inc	33,574
217	Deere & Co	81,679
174	Dover Corp	29,564

Shares	Description (1)	Value
	Industrials (continued)
421	Eaton Corp PLC	$66,699
721	Emerson Electric Co	66,296
693	Fastenal Co	39,279
859	Johnson Controls International plc	62,423
40	Lennox International Inc	11,345
125	Owens Corning	11,087
269	Republic Services Inc	34,341
135	Robert Half International Inc	15,290
140	Rockwell Automation Inc	40,491
267	Rollins Inc	8,237
66	Snap-on Inc	13,744
287	Trane Technologies PLC	49,680
444	Waste Management Inc	66,795
54	WW Grainger Inc	26,736
	Total Industrials	835,609
	Information Technology – 11.8%
323	Automatic Data Processing Inc	66,593
1,714	Cisco Systems Inc	95,418
150	Citrix Systems Inc	15,291
1,576	Hewlett Packard Enterprise Co	25,736
1,449	HP Inc	53,222
1,791	Intel Corp	87,437
662	International Business Machines Corp	88,423
392	Juniper Networks Inc	13,649
711	NortonLifeLock Inc	18,493
247	Seagate Technology Holdings PLC	26,466
199	Skyworks Solutions Inc	29,158
446	Texas Instruments Inc	80,053
519	Western Union Co	9,814
	Total Information Technology	609,753
	Materials – 2.8%
1,856	Amcor PLC	22,291
300	International Flavors & Fragrances Inc	39,576
448	International Paper Co	21,616
286	PPG Industries Inc	44,673
246	Steel Dynamics Inc	13,658
	Total Materials	141,814
	Real Estate – 8.4%
305	American Tower Corp	76,707

Nuveen ESG Dividend ETF (NUDV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
405	Crown Castle International Corp	$73,917
456	Duke Realty Corp	26,348
93	Equinix Inc	67,416
621	Healthpeak Properties Inc	21,965
350	Iron Mountain Inc	16,072
518	Prologis Inc	81,233
474	Ventas Inc	25,131
510	Welltower Inc	44,181
	Total Real Estate	432,970
	Utilities – 4.7%
219	American Water Works Co Inc	35,215
158	Atmos Energy Corp	16,941
349	CMS Energy Corp	22,469
429	Consolidated Edison Inc	37,087
285	Essential Utilities Inc	13,891
415	Eversource Energy	37,138
474	NiSource Inc	13,831
385	Sempra Energy	53,192
252	UGI Corp	11,428
	Total Utilities	241,192
	Total Long-Term Investments (cost $4,979,883)	5,148,130
	Other Assets Less Liabilities – 0.2%	12,161
	Net Assets – 100%	$5,160,291
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,148,130	$ —	$ —	$5,148,130

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen ESG Emerging Markets Equity ETF (NUEM)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 12.4%
527,352	Axiata Group Bhd	$468,701
52,491	Emirates Telecommunications Group Co PJSC	473,027
94	HYBE Co Ltd, (2)	18,480
14,779	Info Edge India Ltd	973,219
19,674	Kakao Corp	1,387,217
71,537	MTN Group Ltd, (2)	888,409
807	NCSoft Corp, (2)	358,815
78,773	NetEase Inc	1,562,822
147,873	Ooredoo QPSC	295,259
5,053	SK Telecom Co Ltd	236,407
97,571	Telefonica Brasil SA	912,868
5,822,984	Telkom Indonesia Persero Tbk PT	1,696,447
141,341	Tencent Holdings Ltd	8,555,630
81,100	TIM SA/Brazil	202,674
73,905	Turkcell Iletisim Hizmetleri AS	102,962
	Total Communication Services	18,132,937
	Consumer Discretionary – 13.5%
68,960	Allegro.eu SA, 144A, (2)	633,341
33,369	Americanas SA, (2)	199,271
47,926	BYD Co Ltd	1,360,789
16,599	BYD Co Ltd	590,187
95,915	China Education Group Holdings Ltd	83,644
10,647	Coway Co Ltd, (2)	613,825
11,298	Dada Nexus Ltd, ADR, (2)	123,374
521,430	Dongfeng Motor Group Co Ltd	458,066
117,842	Falabella SA	420,548
460	FF Group, (2), (3)	619
58,965	Geely Automobile Holdings Ltd	125,832
477,074	Guangzhou Automobile Group Co Ltd	464,987
10,178	Hangzhou Robam Appliances Co Ltd	55,001
533,346	HengTen Networks Group Ltd, (2)	162,790
3,051	Hero MotoCorp Ltd	110,964
67,545	JD Health International Inc, 144A, (2)	540,097
6,730	JD.com Inc, Class A, (2)	241,320

Shares	Description (1)	Value
	Consumer Discretionary (continued)
20,446	LG Electronics Inc	$2,162,476
25,994	Li Auto Inc, ADR, (2)	678,183
369,978	Magazine Luiza SA	487,730
12,099	Mahindra & Mahindra Ltd	143,328
131,861	Meituan., Class B, 144A, (2)	3,713,561
59,401	Motherson Sumi Systems Ltd	143,284
59,401	Motherson Sumi Wiring India Lt, (2)	27,702
9,974	Naspers Ltd	1,587,368
35,226	NIO Inc, ADR, (2)	863,389
589,382	PTT Oil & Retail Business PCL, (4)	435,465
1,956	Shenzhou International Group Holdings Ltd	35,896
109,300	Suning.com Co Ltd, (2)	66,998
161,916	TCL Technology Group Corp, Class A	142,402
1,268	Titan Co Ltd	40,068
298,062	Topsports International Holdings Ltd, 144A	267,576
86,537	Vipshop Holdings Ltd, ADR, (2)	805,659
58,800	Wuchan Zhongda Group Co Ltd	48,579
7,665	XPeng Inc, ADR, (2)	268,965
27,099	Yum China Holdings Inc	1,305,359
6,000	Zhejiang Supor Co Ltd	48,630
19,965	Zhongsheng Group Holdings Ltd	152,729
	Total Consumer Discretionary	19,610,002
	Consumer Staples – 6.8%
48,169	Almarai Co JSC	630,373
793	AMOREPACIFIC Group, (2)	26,839
617	BGF retail Co Ltd, (2)	82,915
1,165	Britannia Industries Ltd	55,332
343,764	China Feihe Ltd, 144A	475,249
84,665	China Mengniu Dairy Co Ltd	499,463
93,855	Coca-Cola Femsa SAB de CV	494,479
250,864	Fomento Economico Mexicano SAB de CV	1,887,099
30,100	Henan Shuanghui Investment & Development Co Ltd	140,620
57,322	Hindustan Unilever Ltd	1,748,447
70,204	Inner Mongolia Yili Industrial Group Co Ltd	418,995
7,400	Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	37,123
3,180	Kuala Lumpur Kepong Bhd	16,411
250	LG Household & Health Care Ltd	202,198
395	LG Household & Health Care Ltd	179,560
42,243	Magnit PJSC, GDR	553,383
3,020	Nestle India Ltd	747,911

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
39,566	PPB Group Bhd	$150,116
50,335	Savola Group	457,481
1,469,824	Unilever Indonesia Tbk PT	411,861
73,200	Wens Foodstuffs Group Co Ltd	231,233
23,570	X5 Retail Group NV, GDR	528,911
	Total Consumer Staples	9,975,999
	Energy – 2.6%
198,700	Cosan SA	889,472
761,170	Dialog Group Bhd	465,559
52,051	Offshore Oil Engineering Co Ltd	36,312
57,345	Petronas Dagangan Bhd	265,797
93,851	Qatar Fuel QSC	489,747
481,115	Qatar Gas Transport Co Ltd	477,019
212,588	Thai Oil PCL, (4)	335,212
24,135	Turkiye Petrol Rafinerileri AS, (2)	307,995
139,750	Ultrapar Participacoes SA	397,669
10,502	Yantai Jereh Oilfield Services Group Co Ltd	68,194
	Total Energy	3,732,976
	Financials – 18.9%
5,018,143	Agricultural Bank of China Ltd	1,904,919
857,500	Agricultural Bank of China Ltd	397,915
160,922	Alpha Services and Holdings SA, (2)	239,923
246,224	Axis Bank Ltd, (2)	2,547,287
68,198	B3 SA - Brasil Bolsa Balcao	187,769
192,336	Banco Bradesco SA	825,850
48,039	Banco Bradesco SA	170,082
124,224	Bandhan Bank Ltd, 144A	525,046
592,577	Bank Central Asia Tbk PT	314,170
438,572	Cathay Financial Holding Co Ltd	998,116
4,622,143	China Construction Bank Corp	3,532,901
113,400	China Construction Bank Corp	106,489
470,600	China Everbright Bank Co Ltd	246,413
152,959	China Merchants Bank Co Ltd	1,273,097
29,500	China Merchants Bank Co Ltd	227,583
1,853	Credicorp Ltd	265,387
216,823	First Abu Dhabi Bank PJSC	1,180,616
239,927	FirstRand Ltd	957,071
385,185	Fubon Financial Holding Co Ltd	1,046,954
84,899	Huatai Securities Co Ltd	227,329
297,160	Huatai Securities Co Ltd, 144A	525,910

Shares	Description (1)	Value
	Financials (continued)
240,086	Industrial Bank Co Ltd	$785,890
25,625	KB Financial Group Inc	1,264,776
22,757	Kotak Mahindra Bank Ltd	566,741
435,682	Kuwait Finance House KSCP	1,303,162
3,940	Nedbank Group Ltd	48,523
839,165	Old Mutual Ltd	748,034
3,183	OTP Bank Nyrt, (2)	183,455
20,073	Piramal Enterprises Ltd	641,591
585,968	Public Bank Bhd	589,398
21,551	Qatar National Bank QPSC	129,270
5,927	Samsung Fire & Marine Insurance Co Ltd	985,785
36,646	Shinhan Financial Group Co Ltd	1,159,722
2,411	Standard Bank Group Ltd	23,286
204,034	State Bank of India	1,471,008
	Total Financials	27,601,468
	Health Care – 3.4%
245,431	3SBio Inc, 144A, (2)	193,574
54,295	Akeso Inc, 144A, (2)	146,225
779,807	Alibaba Health Information Technology Ltd, (2)	583,039
21,466	Biocon Ltd, (2)	105,644
67,091	CSPC Pharmaceutical Group Ltd	81,309
10,110	Dr Sulaiman Al Habib Medical Services Group Co	444,615
13,540	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	61,770
1,336	Hangzhou Tigermed Consulting Co Ltd, 144A	13,904
129,012	Hansoh Pharmaceutical Group Co Ltd, 144A	265,385
28,107	Hartalega Holdings Bhd	39,486
2,832,638	Kalbe Farma Tbk PT	323,010
2,406	Oneness Biotech Co Ltd, (2)	20,674
39,080	Shanghai Fosun Pharmaceutical Group Co Ltd	156,369
6,668	Shanghai Fosun Pharmaceutical Group Co Ltd	44,458
10,200	Shenzhen Mindray Bio-Medical Electronics Co Ltd	516,944
48,177	WuXi AppTec Co Ltd, 144A	687,665
15,862	WuXi AppTec Co Ltd	260,605
86,763	Wuxi Biologics Cayman Inc, 144A, (2)	845,092
14,520	Yunnan Baiyao Group Co Ltd	205,505
	Total Health Care	4,995,273
	Industrials – 5.0%
550,699	Airports of Thailand PCL, (4)	1,054,424
10,000	China Baoan Group Co Ltd	20,082
209,071	China Lesso Group Holdings Ltd	361,431

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
395	CJ Corp, (2)	$26,017
12,317	Contemporary Amperex Technology Co Ltd	1,144,277
58,518	DiDi Global Inc, (2)	211,250
54,522	Evergreen Marine Corp Taiwan Ltd	221,507
35,653	Grupo Aeroportuario del Pacifico SAB de CV	490,585
1,297	Grupo Aeroportuario del Sureste SAB de CV	26,239
11,662	GS Engineering & Construction Corp, (2)	379,704
9,134	Hyundai Heavy Industries Holdings Co Ltd	362,557
16,631	LG Corp, (2)	1,020,899
2,335	Localiza Rent a Car SA	25,769
100,364	Rumo SA, (2)	295,233
139,300	Shanghai Electric Group Co Ltd	93,467
14,800	Shenzhen Inovance Technology Co Ltd	139,189
238,697	Shenzhen International Holdings Ltd	241,527
129,463	Sinotruk Hong Kong Ltd	191,599
13,003	SM Investments Corp	242,076
31,915	WEG SA	193,293
148,918	Xinjiang Goldwind Science & Technology Co Ltd	257,824
8,400	Xinjiang Goldwind Science & Technology Co Ltd	19,661
8,100	Zhejiang Weixing New Building Materials Co Ltd	28,698
80,202	Zoomlion Heavy Industry Science and Technology Co Ltd	88,642
258,907	Zoomlion Heavy Industry Science and Technology Co Ltd	168,674
	Total Industrials	7,304,624
	Information Technology – 22.3%
81,100	360 Security Technology Inc, (2)	132,735
139,801	AAC Technologies Holdings Inc	422,224
558,044	Acer Inc	568,798
135,429	Asustek Computer Inc	1,750,439
346,572	Compal Electronics Inc	314,001
245,930	Delta Electronics Inc	2,369,643
33,688	Delta Electronics Thailand PCL, (4)	351,096
1,312	HCL Technologies Ltd	19,321
104,607	Infosys Ltd	2,434,674
783,625	Lenovo Group Ltd	841,154
44,855	LG Display Co Ltd	733,010
407,687	Lite-On Technology Corp	930,759
4,072	Samsung SDI Co Ltd	1,972,665
6,330	Samsung SDS Co Ltd	737,756
562,095	Taiwan Semiconductor Manufacturing Co Ltd	12,852,967
46,619	Tata Consultancy Services Ltd	2,338,306

Shares	Description (1)	Value
	Information Technology (continued)
32,821	Unisplendour Corp Ltd	$108,413
48,509	Wipro Ltd	372,061
530,749	Wistron Corp	598,223
909,571	Xinyi Solar Holdings Ltd	1,446,439
71,730	Yageo Corp	1,183,723
	Total Information Technology	32,478,407
	Materials – 10.7%
206	Anglo American Platinum Ltd	24,705
38,717	Asian Paints Ltd	1,639,529
675,349	Barito Pacific Tbk PT	41,793
1,712	Berger Paints India Ltd	16,609
46,181	China Jushi Co Ltd	117,502
642,553	China Molybdenum Co Ltd	326,322
203,865	China Molybdenum Co Ltd	165,233
13,052	Ganfeng Lithium Co Ltd	274,084
2,024	Ganfeng Lithium Co Ltd, 144A	31,771
220,968	Gerdau SA	1,158,521
43,185	Grasim Industries Ltd	999,321
23,972	Hanwha Solutions Corp, (2)	641,308
27,980	Impala Platinum Holdings Ltd	423,462
11,426	KGHM Polska Miedz SA	389,472
24,165	Kingfa Sci & Tech Co Ltd	42,960
81,067	Klabin SA	379,839
12,402	Kumba Iron Ore Ltd	433,461
604	Kumho Petrochemical Co Ltd, (2)	72,901
3,297	Lotte Chemical Corp, (2)	533,318
673,690	Nan Ya Plastics Corp	2,092,716
4,946	Polymetal International PLC	70,406
13,131	Polyus PJSC, GDR	1,024,218
175,064	PTT Global Chemical PCL, (4)	297,075
35,113	SABIC Agri-Nutrients Co	1,581,625
83,067	Saudi Arabian Mining Co, (2)	2,034,664
33,404	Shandong Nanshan Aluminum Co Ltd	22,466
1,515	Shanghai Putailai New Energy Technology Co Ltd	33,797
71,600	Sinopec Shanghai Petrochemical Co Ltd	43,328
37,882	UPL Ltd	396,017
14,025	Zhejiang Huayou Cobalt Co Ltd	216,287
	Total Materials	15,524,710
	Real Estate – 1.9%
13,052	A-Living Smart City Services Co Ltd, 144A	25,309

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
5,404	China Resources Land Ltd	$26,024
329,841	China Vanke Co Ltd	850,242
112,000	China Vanke Co Ltd	356,960
21,921	Country Garden Services Holdings Co Ltd	128,897
16,425	Greentown Service Group Co Ltd	18,031
326,811	Guangzhou R&F Properties Co Ltd	145,015
1,543,949	SM Prime Holdings Inc	1,063,121
122,350	Sunac Services Holdings Ltd, 144A	138,236
	Total Real Estate	2,751,835
	Utilities – 2.4%
4,059,748	Enel Americas SA	479,026
122,302	ENN Energy Holdings Ltd	1,938,625
63,804	Interconexion Electrica SA ESP	381,983
243,233	Power Grid Corp of India Ltd	703,077
	Total Utilities	3,502,711
	Total Common Stocks (cost $136,402,238)	145,610,942

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 0.0%
	Food Products – 0.0%
$25	Britannia Industries Ltd	5.500%	6/03/24	N/R	$333
25	Total Corporate Bonds (cost $0)				333
	Total Long-Term Investments (cost $136,402,238)				145,611,275
	Other Assets Less Liabilities – 0.1%				96,366
	Net Assets – 100%				$145,707,641

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$143,137,051	$2,473,272	$619	$145,610,942
Corporate Bonds	—	333	—	333
Total	$143,137,051	$2,473,605	$619	$145,611,275

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Communication Services – 5.3%
393,684	HKT Trust & HKT Ltd	$536,184
51,947	KDDI Corp	1,643,279
5,262	Publicis Groupe SA	352,153
940	Schibsted ASA	24,459
5,549	Schibsted ASA, Class A	162,747
854,697	Singapore Telecommunications Ltd	1,536,009
53,983	SoftBank Corp	671,830
72,520	Telenor ASA	1,192,799
53,955	Telia Co AB	211,621
31,168	Vivendi SE	405,296
755,750	Vodafone Group PLC	1,318,340
348	Vodafone Group PLC, Sponsored ADR	6,094
29,962	WPP PLC	462,886
112,415	Z Holdings Corp	563,026
	Total Communication Services	9,086,723
	Consumer Discretionary – 12.5%
6,231	Bayerische Motoren Werke AG	531,555
15,239	Bayerische Motoren Werke AG	1,587,857
19,146	Cie Financiere Richemont SA	2,733,968
30,741	Daimler AG	2,409,834
9,009	EssilorLuxottica SA	1,684,730
3,074	Fiverr International Ltd, (2)	262,243
16,437	IDP Education Ltd	339,198
25,608	Industria de Diseno Textil SA	767,614
58,123	Mazda Motor Corp, (2)	445,917
12,620	Oriental Land Co Ltd/Japan	2,177,354
124,617	Panasonic Corp	1,354,591
3,875	Prosus NV	319,014
31,182	Sony Group Corp	3,442,265
7,416	Valeo	204,674
64,402	Wesfarmers Ltd	2,391,686
1,039	Whitbread PLC, (2)	42,126
29,218	Yamaha Motor Co Ltd	687,945
	Total Consumer Discretionary	21,382,571

Shares	Description (1)	Value
	Consumer Staples – 11.6%
36,865	Associated British Foods PLC	$960,017
21,353	Coca-Cola Europacific Partners PLC, (2)	1,220,324
15,393	Coca-Cola HBC AG	504,116
41,865	Danone SA	2,592,919
182,630	J Sainsbury PLC	712,289
28,771	Jeronimo Martins SGPS SA	688,909
12,965	Kao Corp	644,959
2,797	Kerry Group PLC	351,169
11,261	Koninklijke Ahold Delhaize NV	362,991
6,909	L'Oreal SA	2,918,699
45,787	Mowi ASA	1,116,424
46,299	Nestle SA	5,921,578
77,839	Orkla ASA	740,322
13,410	Reckitt Benckiser Group PLC	1,081,471
	Total Consumer Staples	19,816,187
	Energy – 1.5%
24,950	Ampol Ltd	522,609
43,973	Neste Oyj	1,960,412
	Total Energy	2,483,021
	Financials – 19.3%
101,139	3i Group PLC	1,858,996
190,768	AIA Group Ltd	1,973,112
10,095	Allianz SE	2,572,805
88,920	Assicurazioni Generali SpA	1,852,042
40,931	Australia & New Zealand Banking Group Ltd	765,070
98,405	AXA SA	3,083,772
310,232	Banco Bilbao Vizcaya Argentaria SA	1,959,337
118,257	Bank Hapoalim BM	1,215,784
385,039	BOC Hong Kong Holdings Ltd	1,481,384
259,707	CaixaBank SA	828,560
17,773	CNP Assurances	434,333
14,103	DBS Group Holdings Ltd	367,138
21,386	EQT AB	823,904
2,812	Erste Group Bank AG	129,967
171,870	HSBC Holdings PLC	1,216,590
85,931	ING Groep NV	1,258,245
977,737	Intesa Sanpaolo SpA	2,871,085
1	Isracard Ltd	5
1,957,335	Lloyds Banking Group PLC	1,340,603
46,238	MS&AD Insurance Group Holdings Inc	1,575,443

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
20,870	NatWest Group PLC	$67,873
319,609	Nomura Holdings Inc, (2)	1,400,482
5,213	Oversea-Chinese Banking Corp Ltd	48,076
214,845	Resona Holdings Inc	916,063
25,018	Societe Generale SA	916,657
35,002	Sumitomo Mitsui Trust Holdings Inc	1,204,452
5,168	Swiss Re AG	556,737
3,904	Tokyo Century Corp	190,414
	Total Financials	32,908,929
	Health Care – 11.5%
1,249	Ambu A/S	26,204
3,165	Argenx SE, (2)	831,288
100,902	Astellas Pharma Inc	1,620,474
17,819	AstraZeneca PLC	2,060,054
89	AstraZeneca PLC, Sponsored ADR	5,181
55,682	Chugai Pharmaceutical Co Ltd	1,793,325
65,602	Daiichi Sankyo Co Ltd	1,460,353
19,274	Eisai Co Ltd	966,669
248	Genmab A/S, (2)	83,360
159,523	GlaxoSmithKline PLC	3,516,415
11,645	Kyowa Kirin Co Ltd	288,535
28	Lonza Group AG	19,049
7,174	Merck KGaA	1,559,354
3,701	NMC Health PLC, (2), (3)	5
10,407	Novo Nordisk A/S	1,028,737
12,071	Ramsay Health Care Ltd	534,005
4,648	Roche Holding AG	1,781,721
27,719	Ryman Healthcare Ltd	180,224
919	Sonova Holding AG	322,768
770	Straumann Holding AG	1,253,354
3,759	Sysmex Corp	353,308
	Total Health Care	19,684,383
	Industrials – 17.3%
59,951	ABB Ltd	2,041,830
16,038	Adecco Group AG	754,831
587	Alstom SA	18,852
18,050	Ashtead Group PLC	1,270,412
471	Atlas Copco AB	23,762
23,561	Bouygues SA	823,787
138,745	Brambles Ltd	945,269

Shares	Description (1)	Value
	Industrials (continued)
47,564	CNH Industrial NV	$711,012
22,993	Dai Nippon Printing Co Ltd	548,160
7,959	Daikin Industries Ltd	1,645,677
15,999	Daimler Truck Holding AG, (2)	562,797
3,472	DCC PLC	289,088
23,235	East Japan Railway Co	1,319,591
4,659	Eiffage SA	484,461
3,779	Ferguson PLC	588,131
60,604	Komatsu Ltd	1,475,850
160,391	MTR Corp Ltd	865,972
5,559	MTU Aero Engines AG	1,165,628
74,878	Nibe Industrier AB	702,405
91,809	RELX PLC	2,796,085
2,923	Rentokil Initial PLC	20,322
8,831	Schneider Electric SE	1,478,597
7,435	Secom Co Ltd	521,628
34	SGS SA	95,860
13,095	Siemens AG	2,053,368
41,068	Smiths Group PLC	854,308
43,891	Sydney Airport, (2)	267,797
186	Teleperformance	69,516
227,725	Transurban Group	1,997,523
649	VAT Group AG, 144A	259,447
21,193	Vestas Wind Systems A/S	565,004
73,043	Volvo AB	1,629,638
11,836	Volvo AB	268,063
9,331	West Japan Railway Co	387,817
	Total Industrials	29,502,488
	Information Technology – 7.9%
5,095	ASML Holding NV	3,393,770
583	Dassault Systemes SE	27,743
12,384	Fujitsu Ltd	1,614,300
11,049	Ibiden Co Ltd	604,111
8,340	Logitech International SA	687,588
23,891	Nomura Research Institute Ltd	821,075
1,436	Omron Corp	103,502
16,663	SAP SE	2,062,186
24,135	STMicroelectronics NV	1,115,762
60,077	Telefonaktiebolaget LM Ericsson	738,886
179	Temenos AG	21,158

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
2,553	Tokyo Electron Ltd	$1,212,633
13,905	Xero Ltd, (2)	1,106,153
	Total Information Technology	13,508,867
	Materials – 7.7%
7,772	Akzo Nobel NV	797,708
40,767	Antofagasta PLC	728,811
130,518	Asahi Kasei Corp	1,269,782
20,895	Boliden AB	836,104
14,486	Croda International PLC	1,549,370
82,796	Fortescue Metals Group Ltd	1,159,095
123	Givaudan SA	504,392
10,287	James Hardie Industries PLC	341,077
2,779	Mitsui Chemicals Inc	73,319
8,433	Nitto Denko Corp	647,707
37,589	Northern Star Resources Ltd	219,547
42,159	Orica Ltd	411,685
25,119	Smurfit Kappa Group PLC	1,310,774
155,462	Sumitomo Chemical Co Ltd	774,443
25,755	Sumitomo Metal Mining Co Ltd	1,173,029
144,565	Toray Industries Inc	909,734
12,513	Umicore SA	468,785
	Total Materials	13,175,362
	Real Estate – 2.5%
2,726	British Land Co PLC	20,123
40,180	CapitaLand Integrated Commercial Trust	57,648
265,326	Capitaland Investment Ltd/Singapore, (2)	676,977
42,274	City Developments Ltd	220,413
39,301	Hulic Co Ltd	376,212
21,275	Klepierre SA	559,504
72,031	Lendlease Corp Ltd	503,942
12,271	Nomura Real Estate Holdings Inc	285,622
79,305	Scentre Group	163,153
121,143	Swire Properties Ltd	321,596
12,694	Unibail-Rodamco-Westfield, (2)	957,535
22,490	Vicinity Centres	25,828
902	Vonovia SE	50,941
	Total Real Estate	4,219,494
	Utilities – 2.5%
7,776	Endesa SA	172,987

Shares	Description (1)	Value
	Utilities (continued)
151,521	National Grid PLC	$2,194,699
11,473	Orsted AS, 144A	1,208,266
7,048	Verbund AG	741,096
	Total Utilities	4,317,048
	Total Long-Term Investments (cost $163,857,899)	170,085,073
	Other Assets Less Liabilities – 0.4%	615,618
	Net Assets – 100%	$170,700,691
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$170,085,068	$ —	$5	$170,085,073

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 7.2%
1	Cable One Inc	$1,545
2	Discovery Inc, (2)	56
3	Discovery Inc, (2)	82
34	Electronic Arts Inc	4,510
1,601	Liberty Global PLC, (2)	43,291
48	Liberty Global PLC, (2)	1,302
1,457	Match Group Inc, (2)	164,204
720	Netflix Inc, (2)	307,541
3,998	Pinterest Inc, Class A, (2)	118,181
7,575	Snap Inc, (2)	246,490
76	T-Mobile US Inc, (2)	8,221
5,743	Twitter Inc, (2)	215,420
7,513	Verizon Communications Inc	399,917
2	ViacomCBS Inc, Class B	67
3,782	Walt Disney Co, (2)	540,712
106	ZoomInfo Technologies Inc, (2)	5,603
	Total Communication Services	2,057,142
	Consumer Discretionary – 10.4%
4	Aptiv PLC, (2)	546
21	BorgWarner Inc	921
57	Darden Restaurants Inc	7,973
24	Domino's Pizza Inc	10,912
4	Etsy Inc, (2)	628
711	Hilton Worldwide Holdings Inc, (2)	103,173
903	Home Depot Inc	331,383
14	Lowe's Cos Inc	3,323
72	Lululemon Athletica Inc, (2)	24,031
2,057	McDonald's Corp	533,689
240	MercadoLibre Inc, (2)	271,694
21	Newell Brands Inc	487
2,397	NIKE Inc, Class B	354,924
3	Pool Corp	1,429
9	Ross Stores Inc	880
1,557	Target Corp	343,209

Shares	Description (1)	Value
	Consumer Discretionary (continued)
798	Tesla Inc, (2)	$747,503
3,497	TJX Cos Inc	251,679
3	Vail Resorts Inc	831
15	Yum! Brands Inc	1,877
	Total Consumer Discretionary	2,991,092
	Consumer Staples – 7.7%
2	Archer-Daniels-Midland Co	150
9,875	Coca-Cola Co	602,474
13	Colgate-Palmolive Co	1,072
17	General Mills Inc	1,168
29	Hormel Foods Corp	1,377
3,470	Keurig Dr Pepper Inc	131,686
4,941	Kroger Co	215,378
3,289	PepsiCo Inc	570,707
4,367	Procter & Gamble Co	700,685
	Total Consumer Staples	2,224,697
	Energy – 2.6%
5,963	Baker Hughes Co	163,625
1,736	Cheniere Energy Inc	194,258
6,462	Halliburton Co	198,642
3,074	ONEOK Inc	186,530
	Total Energy	743,055
	Financials – 13.2%
1,593	American Express Co	286,453
475	Bank of New York Mellon Corp	28,148
233	BlackRock Inc	191,745
7,056	Citigroup Inc	459,487
1,078	CME Group Inc	247,401
186	Huntington Bancshares Inc	2,801
124	Intercontinental Exchange Inc	15,706
42	Invesco Ltd	952
3,079	JPMorgan Chase & Co	457,539
43	KeyCorp	1,078
2,668	Marsh & McLennan Cos Inc, Class A	409,912
3,523	MetLife Inc	236,252
12	Moody's Corp	4,116
2,933	Morgan Stanley	300,750
2,073	PNC Financial Services Group Inc	427,017
6	Regions Financial Corp	138

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,005	S&P Global Inc	$417,296
3	State Street Corp	283
11	T Rowe Price Group Inc	1,699
1,793	Travelers Cos Inc	297,961
244	Truist Financial Corp	15,328
	Total Financials	3,802,062
	Health Care – 13.1%
2	ABIOMED Inc, (2)	592
2,183	Agilent Technologies Inc	304,136
488	Align Technology Inc, (2)	241,540
939	Amgen Inc	213,284
651	Anthem Inc	287,085
13	Baxter International Inc	1,111
123	Biogen Inc, (2)	27,798
623	BioMarin Pharmaceutical Inc, (2)	55,216
3,937	Bristol-Myers Squibb Co	255,472
44	Cerner Corp	4,013
432	Cigna Corp	99,559
1,690	Danaher Corp	482,985
1,025	DENTSPLY SIRONA Inc	54,756
8	Dexcom Inc, (2)	3,444
2,841	Edwards Lifesciences Corp, (2)	310,237
1,072	Eli Lilly & Co	263,058
502	Gilead Sciences Inc	34,477
1,055	HCA Inc	253,253
10	Hologic Inc, (2)	702
68	Humana Inc	26,690
128	IDEXX Laboratories Inc, (2)	64,934
139	Illumina Inc, (2)	48,486
3	Insulet Corp, (2)	744
27	Intuitive Surgical Inc, (2)	7,673
5	IQVIA Holdings Inc, (2)	1,225
3	Laboratory Corp of America Holdings, (2)	814
1,053	Merck & Co Inc	85,798
1	Mettler-Toledo International Inc, (2)	1,473
3	Novocure Ltd, (2)	206
6	Quest Diagnostics Inc	810
16	Regeneron Pharmaceuticals Inc, (2)	9,737
13	ResMed Inc	2,972
497	Teladoc Health Inc, (2)	38,125

Shares	Description (1)	Value
	Health Care (continued)
1,510	Vertex Pharmaceuticals Inc, (2)	$367,006
2	West Pharmaceutical Services Inc	786
1,055	Zoetis Inc	210,778
	Total Health Care	3,760,975
	Industrials – 9.3%
2,093	3M Co	347,480
8	Allegion plc	982
2	AMERCO	1,218
3,800	Carrier Global Corp	181,184
937	Caterpillar Inc	188,862
2	CH Robinson Worldwide Inc	209
497	Copart Inc, (2)	64,237
11,899	CSX Corp	407,184
5	Cummins Inc	1,104
226	Deere & Co	85,067
996	Dover Corp	169,230
4	Eaton Corp PLC	634
19	Emerson Electric Co	1,747
21	Expeditors International of Washington Inc	2,404
2	Fastenal Co	113
1,272	Fortive Corp	89,727
983	Fortune Brands Home & Security Inc	92,569
176	Generac Holdings Inc, (2)	49,699
1,862	IHS Markit Ltd	217,463
4	Illinois Tool Works Inc	936
160	Johnson Controls International plc	11,627
378	Nordson Corp	87,900
591	Old Dominion Freight Line Inc	178,441
11	Owens Corning	976
13	Pentair PLC	828
80	Robert Half International Inc	9,061
836	Rockwell Automation Inc	241,788
538	Roper Technologies Inc	235,192
48	Verisk Analytics Inc	9,414
2	WW Grainger Inc	990
	Total Industrials	2,678,266
	Information Technology – 27.9%
773	Adobe Inc, (2)	413,014
1,173	Akamai Technologies Inc, (2)	134,367
1,956	Applied Materials Inc	270,280

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
317	Autodesk Inc, (2)	$79,184
1,395	Automatic Data Processing Inc	287,607
327	Cadence Design Systems Inc, (2)	49,750
3,001	Cisco Systems Inc	167,066
1,274	Cognex Corp	84,670
2	Fair Isaac Corp, (2)	990
9,406	Hewlett Packard Enterprise Co	153,600
8,653	HP Inc	317,825
10,677	Intel Corp	521,251
3,015	International Business Machines Corp	402,714
223	Intuit Inc	123,816
1,326	Keysight Technologies Inc, (2)	223,855
6,279	Microsoft Corp	1,952,643
35	NortonLifeLock Inc	910
24	Nuance Communications Inc, (2)	1,326
3,021	NVIDIA Corp	739,722
84	NXP Semiconductors NV	17,257
900	Okta Inc, (2)	178,101
5	ON Semiconductor Corp, (2)	295
498	PayPal Holdings Inc, (2)	85,626
1,978	salesforce.com Inc, (2)	460,142
1,475	Seagate Technology Holdings PLC	158,046
543	ServiceNow Inc, (2)	318,079
3	Synopsys Inc, (2)	932
2,551	Texas Instruments Inc	457,879
1,813	Trimble Inc, (2)	130,826
613	VMware Inc, Class A	78,758
385	Zebra Technologies Corp, Class A, (2)	196,011
	Total Information Technology	8,006,542
	Materials – 2.7%
1,439	Amcor PLC	17,282
1,296	Ball Corp	125,842
247	DuPont de Nemours Inc	18,920
1,423	Ecolab Inc	269,587
2,578	Mosaic Co	102,991
366	Newmont Corp	22,388
1,202	PPG Industries Inc	187,753
282	Steel Dynamics Inc	15,657
	Total Materials	760,420

Shares	Description (1)	Value
	Real Estate – 3.4%
1,393	American Tower Corp	$350,340
429	Crown Castle International Corp	78,297
461	Equinix Inc	334,179
19	Iron Mountain Inc	872
1,023	Prologis Inc	160,427
6	Ventas Inc	318
427	Welltower Inc	36,991
	Total Real Estate	961,424
	Utilities – 2.3%
2,497	Consolidated Edison Inc	215,866
820	Eversource Energy	73,382
2,309	Sempra Energy	319,011
1,362	UGI Corp	61,767
	Total Utilities	670,026
	Total Long-Term Investments (cost $23,838,703)	28,655,701
	Other Assets Less Liabilities – 0.2%	61,370
	Net Assets – 100%	$28,717,071
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen ESG Large-Cap ETF (NULC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$28,655,701	$ —	$ —	$28,655,701

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 11.8%
1,631	Cable One Inc	$2,519,455
36,097	Liberty Broadband Corp, (2)	5,357,156
97,333	Match Group Inc, (2)	10,969,429
32,067	Netflix Inc, (2)	13,697,098
241,698	Pinterest Inc, Class A, (2)	7,144,593
5,556	Roku Inc, (2)	911,462
233,083	Sirius XM Holdings Inc, (3)	1,482,408
192,999	Snap Inc, (2)	6,280,187
26,737	Take-Two Interactive Software Inc, (2)	4,367,222
126,167	T-Mobile US Inc, (2)	13,647,484
284,662	Twitter Inc, (2)	10,677,672
149,397	Walt Disney Co, (2)	21,359,289
82,350	ZoomInfo Technologies Inc, (2)	4,353,021
	Total Communication Services	102,766,476
	Consumer Discretionary – 14.2%
17,470	Aptiv PLC, (2)	2,386,053
1,447	AutoZone Inc, (2)	2,874,248
4,837	Booking Holdings Inc, (2)	11,880,301
10,505	Chewy Inc, Class A, (2), (3)	500,143
16,961	Domino's Pizza Inc	7,711,319
7,813	DoorDash Inc, (2)	886,697
11,740	Etsy Inc, (2)	1,844,119
9,916	Lululemon Athletica Inc, (2)	3,309,564
6,551	MercadoLibre Inc, (2)	7,416,125
118,163	NIKE Inc, Class B	17,496,395
8,536	O'Reilly Automotive Inc, (2)	5,563,338
6,186	Pool Corp	2,946,083
145,428	Starbucks Corp	14,298,481
42,343	Tesla Inc, (2)	39,663,535
15,125	Tractor Supply Co	3,301,939
577	Wayfair Inc, Class A, (2)	89,966
4,673	Yum! Brands Inc	584,919
	Total Consumer Discretionary	122,753,225

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples – 2.2%
36,984	Costco Wholesale Corp	$18,681,728
	Energy – 0.8%
118,769	Baker Hughes Co	3,259,022
29,058	Cheniere Energy Inc	3,251,590
	Total Energy	6,510,612
	Financials – 3.8%
5,086	American Express Co	914,564
8,685	FactSet Research Systems Inc	3,664,115
30,407	Moody's Corp	10,429,601
37,745	S&P Global Inc	15,672,479
4,507	SVB Financial Group, (2)	2,631,637
	Total Financials	33,312,396
	Health Care – 12.7%
2,107	ABIOMED Inc, (2)	623,398
79,912	Agilent Technologies Inc	11,133,340
5,670	Align Technology Inc, (2)	2,806,423
1,952	Catalent Inc, (2)	202,871
13,179	Dexcom Inc, (2)	5,673,296
79,141	Edwards Lifesciences Corp, (2)	8,642,197
69,308	Eli Lilly & Co	17,007,490
3,917	Hologic Inc, (2)	275,130
10,219	IDEXX Laboratories Inc, (2)	5,184,099
15,330	Illumina Inc, (2)	5,347,411
17,817	Insulet Corp, (2)	4,418,616
2,308	Mettler-Toledo International Inc, (2)	3,398,945
10,000	Novocure Ltd, (2)	686,500
20,532	ResMed Inc	4,693,615
79,649	Vertex Pharmaceuticals Inc, (2)	19,358,690
3,705	Waters Corp, (2)	1,186,045
17,413	West Pharmaceutical Services Inc	6,847,140
65,167	Zoetis Inc	13,019,715
	Total Health Care	110,504,921
	Industrials – 7.4%
16,650	Caterpillar Inc	3,355,974
21,257	Copart Inc, (2)	2,747,467
39,525	Deere & Co	14,877,210
12,606	Generac Holdings Inc, (2)	3,559,682
74,422	IHS Markit Ltd	8,691,745
31,176	Old Dominion Freight Line Inc	9,412,970

Shares	Description (1)	Value
	Industrials (continued)
26,704	Rockwell Automation Inc	$7,723,331
101,279	Rollins Inc	3,124,457
16,980	Roper Technologies Inc	7,422,977
23,190	Waste Management Inc	3,488,704
1,225	Xylem Inc/NY	128,649
	Total Industrials	64,533,166
	Information Technology – 42.5%
40,636	Adobe Inc, (2)	21,711,815
9,525	ANSYS Inc, (2)	3,238,595
120,777	Applied Materials Inc	16,688,966
26,962	Autodesk Inc, (2)	6,734,838
37,039	Automatic Data Processing Inc	7,636,331
25,225	Black Knight Inc, (2)	1,881,785
58,464	Cadence Design Systems Inc, (2)	8,894,713
81,723	Cognex Corp	5,431,311
1,765	HubSpot Inc, (2)	862,732
29,583	Intuit Inc	16,425,369
73,204	Keysight Technologies Inc, (2)	12,358,299
16,397	Lam Research Corp	9,672,918
365,699	Microsoft Corp	113,725,075
23,259	Motorola Solutions Inc	5,394,692
90,966	Nuance Communications Inc, (2)	5,025,871
154,817	NVIDIA Corp	37,908,491
99,083	ON Semiconductor Corp, (2)	5,845,897
82,178	PayPal Holdings Inc, (2)	14,129,685
15,720	RingCentral Inc, Class A, (2)	2,774,423
67,895	salesforce.com Inc, (2)	15,794,414
27,726	ServiceNow Inc, (2)	16,241,336
40,227	Synopsys Inc, (2)	12,490,483
115,831	Trimble Inc, (2)	8,358,365
30,466	VMware Inc, Class A	3,914,272
14,176	Workday Inc, Class A, (2)	3,586,670
23,134	Zebra Technologies Corp, Class A, (2)	11,777,982
	Total Information Technology	368,505,328
	Materials – 2.8%
49,260	Ball Corp	4,783,146
29,350	Ecolab Inc	5,560,357
49,501	Sherwin-Williams Co	14,182,532
	Total Materials	24,526,035

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Real Estate – 1.7%
30,490	American Tower Corp	$7,668,235
10,051	Equinix Inc	7,285,970
	Total Real Estate	14,954,205
	Total Long-Term Investments (cost $808,148,381)	867,048,092

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
883,373	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.050% (5)	$883,373
	Total Investments Purchased with Collateral from Securities Lending (cost $883,373)		883,373
	Total Investments (cost $809,031,754) – 100.0%		867,931,465
	Other Assets Less Liabilities – (0.0)%		(86,254)
	Net Assets – 100%		$867,845,211
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$867,048,092	$ —	$ —	$867,048,092
Investments Purchased with Collateral from Securities Lending	883,373	—	—	883,373
Total	$867,931,465	$ —	$ —	$867,931,465

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $892,313.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 4.5%
298,935	Comcast Corp, Class A	$14,943,761
112,439	Discovery Inc, (2)	3,075,207
215,042	Interpublic Group of Cos Inc	7,642,593
493,745	Lumen Technologies Inc	6,102,688
26,326	Omnicom Group Inc	1,983,927
441,480	Verizon Communications Inc	23,499,980
26,448	ViacomCBS Inc, Class B	884,685
	Total Communication Services	58,132,841
	Consumer Discretionary – 6.2%
78,098	BorgWarner Inc	3,424,597
58,975	Hasbro Inc	5,454,008
93,162	Home Depot Inc	34,188,591
13,919	LKQ Corp	764,014
48,173	Lowe's Cos Inc	11,433,861
236,551	Newell Brands Inc	5,490,349
54,292	Target Corp	11,967,586
102,385	VF Corp	6,676,526
	Total Consumer Discretionary	79,399,532
	Consumer Staples – 11.5%
9,481	Archer-Daniels-Midland Co	711,075
49,509	Bunge Ltd	4,894,460
545,466	Coca-Cola Co	33,278,881
35,103	J M Smucker Co	4,934,780
436,069	Keurig Dr Pepper Inc	16,548,819
314,155	Kroger Co	13,694,016
184,372	PepsiCo Inc	31,992,229
259,829	Procter & Gamble Co	41,689,563
	Total Consumer Staples	147,743,823
	Energy – 3.3%
331,962	Baker Hughes Co	9,109,037
548,418	Halliburton Co	16,858,369
274,866	ONEOK Inc	16,678,869
	Total Energy	42,646,275

Shares	Description (1)	Value
	Financials – 19.3%
557	Ameriprise Financial Inc	$169,501
104,642	Bank of New York Mellon Corp	6,201,085
10,455	BlackRock Inc	8,603,838
17,258	Cboe Global Markets Inc	2,045,591
366,373	Citigroup Inc	23,858,210
93,581	CME Group Inc	21,476,839
1,781	Discover Financial Services	206,151
739,772	Huntington Bancshares Inc	11,140,966
283,426	JPMorgan Chase & Co	42,117,103
127,817	Marsh & McLennan Cos Inc, Class A	19,637,804
303,138	MetLife Inc	20,328,434
248,722	Morgan Stanley	25,503,954
106,852	PNC Financial Services Group Inc	22,010,443
122,826	Progressive Corp	13,346,273
171,926	Prudential Financial Inc	19,181,784
221,684	Regions Financial Corp	5,085,431
128,378	Synchrony Financial	5,467,619
9,629	Travelers Cos Inc	1,600,147
6,180	Truist Financial Corp	388,228
	Total Financials	248,369,401
	Health Care – 16.4%
88,307	Amgen Inc	20,058,052
40,389	Anthem Inc	17,811,145
135,000	Baxter International Inc	11,534,400
2,632	Biogen Inc, (2)	594,832
301,285	Boston Scientific Corp, (2)	12,925,127
375,461	Bristol-Myers Squibb Co	24,363,664
93,824	Cigna Corp	21,622,679
62,872	CVS Health Corp	6,696,497
65,479	Danaher Corp	18,713,243
123,943	DENTSPLY SIRONA Inc	6,621,035
257,110	Elanco Animal Health Inc, (2)	6,695,144
36,927	Exact Sciences Corp, (2)	2,819,746
67,691	Gilead Sciences Inc	4,649,018
59,375	HCA Inc	14,252,969
55,493	Merck & Co Inc	4,521,570
4,120	Royalty Pharma PLC, Class A	164,841
50,866	Stryker Corp	12,617,311
2,462	Teladoc Health Inc, (2)	188,860
37,312	Thermo Fisher Scientific Inc	21,689,466

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
137,989	Viatris Inc	$2,065,695
1,195	Zimmer Biomet Holdings Inc	147,009
	Total Health Care	210,752,303
	Industrials – 12.4%
114,791	3M Co	19,057,602
6,080	AMERCO	3,702,416
100,048	Carrier Global Corp	4,770,289
100,230	Caterpillar Inc	20,202,359
14,994	CH Robinson Worldwide Inc	1,569,122
585,583	CSX Corp	20,038,650
22,734	Eaton Corp PLC	3,601,747
32,123	Emerson Electric Co	2,953,710
71,353	Expeditors International of Washington Inc	8,168,491
238,155	Howmet Aerospace Inc	7,404,239
84,330	IHS Markit Ltd	9,848,901
48,417	Illinois Tool Works Inc	11,325,704
207,876	Johnson Controls International plc	15,106,349
97,381	Knight-Swift Transportation Holdings Inc	5,509,817
2,056	Otis Worldwide Corp	175,644
203,553	Plug Power Inc, (2)	4,451,704
37,218	Robert Half International Inc	4,215,311
37,538	Roper Technologies Inc	16,410,112
5,338	Waste Management Inc	803,049
	Total Industrials	159,315,216
	Information Technology – 13.0%
37,714	Accenture PLC, Class A	13,334,916
85,134	Automatic Data Processing Inc	17,552,077
326,741	Cisco Systems Inc	18,189,672
803,828	Hewlett Packard Enterprise Co	13,126,511
208,977	HP Inc	7,675,725
576,409	Intel Corp	28,140,288
194,162	International Business Machines Corp	25,934,218
53,889	NXP Semiconductors NV	11,070,956
698	Okta Inc, (2)	138,127
44,109	ON Semiconductor Corp, (2)	2,602,431
24,665	salesforce.com Inc, (2)	5,737,819
136,837	Texas Instruments Inc	24,560,873
	Total Information Technology	168,063,613

Shares	Description (1)	Value
	Materials – 3.2%
252,318	Amcor PLC	$3,030,339
32,998	DuPont de Nemours Inc	2,527,647
27,573	Ecolab Inc	5,223,705
34,516	International Flavors & Fragrances Inc	4,553,351
4,351	International Paper Co	209,936
207,198	Mosaic Co	8,277,560
112,576	PPG Industries Inc	17,584,371
	Total Materials	41,406,909
	Real Estate – 5.3%
13,436	Alexandria Real Estate Equities Inc	2,617,870
48,393	American Tower Corp	12,170,840
11,488	Boston Properties Inc	1,287,575
32,642	CBRE Group Inc	3,307,940
58,504	Crown Castle International Corp	10,677,565
19,600	Iron Mountain Inc	900,032
153,206	Prologis Inc	24,025,765
155,944	Welltower Inc	13,509,429
	Total Real Estate	68,497,016
	Utilities – 4.7%
186,765	Consolidated Edison Inc	16,145,834
195,208	Eversource Energy	17,469,164
151,169	Sempra Energy	20,885,509
129,191	UGI Corp	5,858,812
	Total Utilities	60,359,319
	Total Long-Term Investments (cost $1,150,268,001)	1,284,686,248
	Other Assets Less Liabilities – 0.2%	2,423,730
	Net Assets – 100%	$1,287,109,978

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,284,686,248	$ —	$ —	$1,284,686,248

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 6.5%
189,801	AMC Entertainment Holdings Inc, Class A, (2)	$3,048,204
3,382	Cable One Inc	5,224,277
75,663	Live Nation Entertainment Inc, (2)	8,285,855
107,918	ZoomInfo Technologies Inc, (2)	5,704,545
	Total Communication Services	22,262,881
	Consumer Discretionary – 11.0%
842	Domino's Pizza Inc	382,815
40,428	Etsy Inc, (2)	6,350,430
16,199	Pool Corp	7,714,774
43,156	Tractor Supply Co	9,421,386
22,109	Ulta Beauty Inc, (2)	8,041,928
22,508	Vail Resorts Inc	6,236,967
	Total Consumer Discretionary	38,148,300
	Energy – 5.1%
271,779	Baker Hughes Co	7,457,616
91,645	Cheniere Energy Inc	10,255,075
	Total Energy	17,712,691
	Financials – 3.3%
102,986	Carlyle Group Inc	5,257,435
161	MarketAxess Holdings Inc	55,461
10,693	SVB Financial Group, (2)	6,243,643
	Total Financials	11,556,539
	Health Care – 20.5%
3,179	ABIOMED Inc, (2)	940,571
95,967	BioMarin Pharmaceutical Inc, (2)	8,505,555
71,151	Catalent Inc, (2)	7,394,724
81,862	Exact Sciences Corp, (2)	6,250,982
86,287	Hologic Inc, (2)	6,060,799
29,534	Insulet Corp, (2)	7,324,432
7,113	Mettler-Toledo International Inc, (2)	10,475,173
13,154	Molina Healthcare Inc, (2)	3,820,974
64,902	Novocure Ltd, (2)	4,455,522
19,953	Waters Corp, (2)	6,387,354

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
23,431	West Pharmaceutical Services Inc	$9,213,538
	Total Health Care	70,829,624
	Industrials – 9.6%
30,686	Allegion plc	3,766,093
23,628	Generac Holdings Inc, (2)	6,672,075
6,779	Lennox International Inc	1,922,660
33,338	Masco Corp	2,111,295
25,221	Old Dominion Freight Line Inc	7,614,976
162,326	Plug Power Inc, (2)	3,550,070
72,254	Xylem Inc/NY	7,588,115
	Total Industrials	33,225,284
	Information Technology – 37.9%
23,802	ANSYS Inc, (2)	8,092,918
25,392	Bill.com Holdings Inc, (2)	4,779,028
77,074	Cadence Design Systems Inc, (2)	11,726,038
69,235	Ceridian HCM Holding Inc, (2)	5,249,398
79,185	Cognex Corp	5,262,635
32,391	Coupa Software Inc, (2)	4,349,140
95,314	Dropbox Inc, Class A, (2)	2,359,022
11,827	Fair Isaac Corp, (2)	5,854,247
14,147	HubSpot Inc, (2)	6,915,054
32,760	Keysight Technologies Inc, (2)	5,530,543
30,940	Okta Inc, (2)	6,122,717
121,144	ON Semiconductor Corp, (2)	7,147,496
20,248	Paycom Software Inc, (2)	6,789,154
58,050	PTC Inc, (2)	6,748,893
5,435	RingCentral Inc, Class A, (2)	959,223
49,083	Splunk Inc, (2)	6,082,365
19,933	Teledyne Technologies Inc, (2)	8,400,364
104,458	Trimble Inc, (2)	7,537,689
11,938	Tyler Technologies Inc, (2)	5,656,224
18,079	Zebra Technologies Corp, Class A, (2)	9,204,381
61,376	Zendesk Inc, (2)	6,046,150
	Total Information Technology	130,812,679
	Materials – 3.5%
19,411	Avery Dennison Corp	3,987,408
82,351	Ball Corp	7,996,282
	Total Materials	11,983,690

Shares	Description (1)	Value
	Real Estate – 2.5%
30,887	Equity LifeStyle Properties Inc	$2,418,143
122,032	Zillow Group Inc, (2)	6,160,176
	Total Real Estate	8,578,319
	Total Long-Term Investments (cost $349,682,977)	345,110,007
	Other Assets Less Liabilities – 0.1%	245,163
	Net Assets – 100%	$345,355,170
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$345,110,007	$ —	$ —	$345,110,007

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 4.4%
13,294	Discovery Inc, (2), (3)	$371,035
105,472	Discovery Inc, (2)	2,884,659
115,094	Interpublic Group of Cos Inc	4,090,441
278,631	Lumen Technologies Inc	3,443,879
55,402	ViacomCBS Inc, Class B	1,853,197
	Total Communication Services	12,643,211
	Consumer Discretionary – 11.4%
11,823	Best Buy Co Inc	1,173,788
48,146	BorgWarner Inc	2,111,202
14,814	CarMax Inc, (2)	1,646,872
36,644	Darden Restaurants Inc	5,125,396
29,549	Genuine Parts Co	3,936,813
48,434	Hasbro Inc	4,479,176
1,695	Lear Corp	283,608
86,809	LKQ Corp	4,764,946
197,886	Newell Brands Inc	4,592,934
94,395	PulteGroup Inc	4,973,673
	Total Consumer Discretionary	33,088,408
	Consumer Staples – 5.9%
50,995	Bunge Ltd	5,041,366
27,849	Clorox Co	4,674,733
20,986	Kellogg Co	1,322,118
61,171	McCormick & Co Inc	6,136,063
	Total Consumer Staples	17,174,280
	Energy – 6.0%
201,496	Baker Hughes Co	5,529,050
191,786	Halliburton Co	5,895,502
96,169	ONEOK Inc	5,835,535
	Total Energy	17,260,087
	Financials – 18.4%
100,430	Ally Financial Inc	4,792,520
145,799	Annaly Capital Management Inc	1,151,812
40,226	Arthur J Gallagher & Co	6,353,294
24,781	Cboe Global Markets Inc	2,937,292

Shares	Description (1)	Value
	Financials (continued)
15,593	Discover Financial Services	$1,804,890
5,714	FactSet Research Systems Inc	2,410,679
31,381	First Republic Bank	5,447,428
78,007	Hartford Financial Services Group Inc	5,606,363
12,513	Huntington Bancshares Inc	188,446
69,848	Invesco Ltd	1,582,756
208,665	KeyCorp	5,229,145
67,447	Lincoln National Corp	4,719,941
75,098	Principal Financial Group Inc	5,486,660
11,719	Regions Financial Corp	268,834
8,224	SVB Financial Group, (2)	4,801,993
10,914	Synchrony Financial	464,827
	Total Financials	53,246,880
	Health Care – 6.0%
756	DaVita Inc, (2)	81,928
34,832	Hologic Inc, (2)	2,446,600
27,072	Jazz Pharmaceuticals PLC, (2)	3,760,571
6,687	Laboratory Corp of America Holdings, (2)	1,814,584
9,433	Quest Diagnostics Inc	1,273,644
20,823	STERIS PLC	4,672,681
42,313	Teladoc Health Inc, (2)	3,245,830
	Total Health Care	17,295,838
	Industrials – 14.1%
6,101	Allegion plc	748,776
115,105	Carrier Global Corp	5,488,206
16,701	CH Robinson Worldwide Inc	1,747,760
13,926	Dover Corp	2,366,167
985	Expeditors International of Washington Inc	112,763
76,076	Fastenal Co	4,311,988
37,585	Fortune Brands Home & Security Inc	3,539,379
21,556	IDEX Corp	4,644,025
34,630	Knight-Swift Transportation Holdings Inc	1,959,365
65,742	Masco Corp	4,163,441
32,477	Owens Corning	2,880,710
62,080	Pentair PLC	3,954,496
41,405	Robert Half International Inc	4,689,530
384	WW Grainger Inc	190,122
	Total Industrials	40,796,728

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Information Technology – 9.4%
6,983	Akamai Technologies Inc, (2)	$799,903
10,030	Black Knight Inc, (2)	748,238
722	Guidewire Software Inc, (2)	72,806
338,257	Hewlett Packard Enterprise Co	5,523,737
121,105	NortonLifeLock Inc	3,149,941
5,611	Okta Inc, (2)	1,110,361
77,102	ON Semiconductor Corp, (2)	4,549,018
36,346	Seagate Technology Holdings PLC	3,894,474
22,294	Skyworks Solutions Inc	3,266,517
26,121	Splunk Inc, (2)	3,236,914
43,369	Western Union Co	820,108
	Total Information Technology	27,172,017
	Materials – 5.9%
249,320	Amcor PLC	2,994,333
28,639	FMC Corp	3,160,886
11,072	Martin Marietta Materials Inc	4,308,337
63,391	Mosaic Co	2,532,471
44,998	Steel Dynamics Inc	2,498,289
33,446	Westrock Co	1,543,867
	Total Materials	17,038,183
	Real Estate – 13.0%
30,162	Alexandria Real Estate Equities Inc	5,876,764
43,831	Boston Properties Inc	4,912,579
9,012	Camden Property Trust	1,442,731
33,977	CBRE Group Inc	3,443,229
61,435	Duke Realty Corp	3,549,714
152,024	Healthpeak Properties Inc	5,377,089
70,168	Iron Mountain Inc	3,222,115
96,604	Ventas Inc	5,121,944
166,355	VICI Properties Inc	4,761,080
	Total Real Estate	37,707,245
	Utilities – 5.4%
51,563	Atmos Energy Corp	5,528,585
182,684	NiSource Inc	5,330,719
102,891	UGI Corp	4,666,107
	Total Utilities	15,525,411
	Total Long-Term Investments (cost $246,784,512)	288,948,288

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
155,960	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.050% (5)	$155,960
	Total Investments Purchased with Collateral from Securities Lending (cost $155,960)		155,960
	Total Investments (cost $246,940,472) – 99.9%		289,104,248
	Other Assets Less Liabilities – 0.1%		253,519
	Net Assets – 100%		$289,357,767
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$288,948,288	$ —	$ —	$288,948,288
Investments Purchased with Collateral from Securities Lending	155,960	—	—	155,960
Total	$289,104,248	$ —	$ —	$289,104,248

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $156,854.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 2.2%
20,938	Bandwidth Inc, Class A, (2)	$1,310,928
21,205	Cardlytics Inc, (2)	1,422,856
186,308	Clear Channel Outdoor Holdings Inc, (2)	570,102
61,239	Consolidated Communications Holdings Inc, (2)	440,308
153,831	Gannett Co Inc, (2)	747,619
364,239	Globalstar Inc, (2), (3)	389,736
22,373	Gogo Inc, (2), (3)	278,544
85,334	Gray Television Inc	1,779,214
13,032	Hemisphere Media Group Inc, (2)	84,578
22,145	iHeartMedia Inc, Class A, (2)	446,222
50,112	John Wiley & Sons Inc, Class A	2,543,184
22,483	New York Times Co	899,994
10,337	PubMatic Inc, Class A, (2)	253,773
68,128	Radius Global Infrastructure Inc, (2)	937,441
29,545	Scholastic Corp	1,211,936
86,845	TEGNA Inc	1,681,319
14,442	Vimeo Inc, (2)	211,575
15,188	WideOpenWest Inc, (2)	282,649
10,755	Yelp Inc, (2)	371,478
857,671	Zynga Inc, Class A, (2)	7,779,076
	Total Communication Services	23,642,532
	Consumer Discretionary – 16.2%
14,839	1-800-Flowers.com Inc, Class A, (2)	252,708
25,342	2U Inc, (2)	409,020
36,402	Aaron's Co Inc	770,630
84,273	Academy Sports & Outdoors Inc, (2)	3,278,220
20,584	American Public Education Inc, (2)	440,292
55,423	Arko Corp, (2)	455,577
40,878	Bright Horizons Family Solutions Inc, (2)	5,249,144
30,457	Caleres Inc	730,359
60,879	Callaway Golf Co, (2)	1,452,573
21,817	Camping World Holdings Inc, (3)	724,324
110,895	Canoo Inc, (2), (3)	678,677
19,231	Carriage Services Inc	967,704

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
43,867	Carter's Inc	$4,084,895
2,556	Children's Place Inc, (2)	180,837
16,879	Columbia Sportswear Co	1,567,553
22,171	Crocs Inc, (2)	2,275,188
104,249	Dana Inc	2,258,033
5,794	Deckers Outdoor Corp, (2)	1,855,413
3,628	Dick's Sporting Goods Inc, (3)	418,671
23,766	Ethan Allen Interiors Inc	599,141
90,639	Foot Locker Inc	4,049,750
27,293	Franchise Group Inc	1,366,560
21,408	GameStop Corp, Class A, (2)	2,331,973
23,018	Gap Inc	415,935
4,544	Graham Holdings Co, Class B	2,704,225
9,090	Group 1 Automotive Inc	1,543,573
201,138	H&R Block Inc	4,598,015
215,409	Hanesbrands Inc	3,468,085
123,828	Harley-Davidson Inc	4,280,734
17,501	Helen of Troy Ltd, (2)	3,663,484
100,744	Hilton Grand Vacations Inc, (2)	4,922,352
143,654	Houghton Mifflin Harcourt Co, (2)	2,587,209
31,594	iRobot Corp, (2)	2,070,039
6,440	Johnson Outdoors Inc	581,017
40,558	Kohl's Corp	2,421,718
38,265	Kontoor Brands Inc	1,886,082
15,057	Lands' End Inc, (2)	275,995
16,030	LCI Industries	1,974,415
44,332	Leggett & Platt Inc	1,766,630
49,008	Leslie's Inc, (2)	1,020,837
128,060	Lordstown Motors Corp, Class A, (2)	384,180
14,693	Lovesac Co, (2)	791,218
160,579	Macy's Inc	4,110,822
23,528	Malibu Boats Inc, (2)	1,544,848
24,305	MarineMax Inc, (2)	1,143,793
19,308	Marriott Vacations Worldwide Corp	3,135,233
284,941	Mattel Inc, (2)	5,960,966
17,565	Modine Manufacturing Co, (2)	160,720
37,793	Monro Inc	1,879,446
17,454	Movado Group Inc	647,020
22,010	Murphy USA Inc	4,328,487
93,129	Nordstrom Inc, (2)	2,095,402

Shares	Description (1)	Value
	Consumer Discretionary (continued)
60,144	ODP Corp, (2)	$2,660,169
101,899	Petco Health & Wellness Co Inc, (2)	1,910,606
9,201	Planet Fitness Inc, Class A, (2)	815,577
25,148	PVH Corp	2,389,311
88,658	Quotient Technology Inc, (2)	630,358
39,675	Ralph Lauren Corp	4,397,577
65,593	RealReal Inc, (2)	619,854
25,125	Rent-A-Center Inc/TX	1,059,019
28,235	Revolve Group Inc, (2)	1,392,550
43,883	SeaWorld Entertainment Inc, (2)	2,614,549
171,371	Service Corp International/US	10,577,018
19,959	Signet Jewelers Ltd	1,719,069
41,790	Six Flags Entertainment Corp, (2)	1,650,287
5,752	Sleep Number Corp, (2)	411,268
32,716	Steven Madden Ltd	1,345,936
109,989	Tapestry Inc	4,174,083
135,597	Terminix Global Holdings Inc, (2)	5,849,655
40,714	Thor Industries Inc	3,851,137
76,880	Travel + Leisure Co	4,366,784
41,293	Tupperware Brands Corp, (2)	636,738
55,447	Victoria's Secret & Co, (2)	3,095,606
90,990	Wendy's Co	2,095,500
3,614	Williams-Sonoma Inc	580,192
25,908	Wingstop Inc	3,970,401
6,187	Wolverine World Wide Inc	163,894
123,639	Workhorse Group Inc, (2), (3)	417,900
57,419	WW International Inc, (2)	723,479
43,514	Wyndham Hotels & Resorts Inc	3,653,000
81,648	XL Fleet Corp, (2)	174,727
18,674	XPEL Inc, (2)	1,164,511
33,034	YETI Holdings Inc, (2)	2,166,370
	Total Consumer Discretionary	174,036,847
	Consumer Staples – 4.1%
9,738	Andersons Inc	371,018
7,140	Casey's General Stores Inc	1,340,963
38,715	Chefs' Warehouse Inc, (2)	1,155,256
161,113	Darling Ingredients Inc, (2)	10,274,176
50,246	Edgewell Personal Care Co	2,301,267
34,653	Freshpet Inc, (2)	3,223,769
53,278	Herbalife Nutrition Ltd, (2)	2,264,848

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
35,087	Ingredion Inc	$3,322,739
97,340	Lamb Weston Holdings Inc	6,250,201
12,563	Medifast Inc	2,496,394
10,258	MGP Ingredients Inc	776,120
65,859	Performance Food Group Co, (2)	2,778,591
3,904	United Natural Foods Inc, (2)	151,397
189,925	US Foods Holding Corp, (2)	6,696,755
70,760	Veru Inc, (2)	367,952
19,207	Vital Farms Inc, (2)	317,492
	Total Consumer Staples	44,088,938
	Energy – 3.0%
149,722	Archrock Inc	1,263,654
65,535	Cactus Inc	3,175,826
228,199	ChampionX Corp, (2)	5,111,658
190,809	Clean Energy Fuels Corp, (2)	1,158,211
52,417	Core Laboratories NV	1,397,961
75,422	Delek US Holdings Inc, (2)	1,170,549
20,916	DMC Global Inc, (2)	843,751
40,080	Dril-Quip Inc, (2)	1,013,623
442,078	NOV Inc	7,258,921
113,339	Oceaneering International Inc, (2)	1,476,807
56,746	Renewable Energy Group Inc, (2)	2,284,594
482,712	TechnipFMC PLC, (2)	3,132,801
79,281	Weatherford International PLC, (2)	2,378,430
	Total Energy	31,666,786
	Financials – 14.8%
2,560	Affiliated Managers Group Inc	374,298
15,432	Amalgamated Financial Corp	262,498
23,980	Amerant Bancorp Inc	815,320
10,202	Ameris Bancorp	503,061
27,648	Artisan Partners Asset Management Inc	1,194,670
58,140	Bancorp Inc, (2)	1,733,735
7,922	Bank First Corp	554,461
41,800	Bank OZK	1,958,330
48,363	Berkshire Hills Bancorp Inc	1,431,061
34,798	BOK Financial Corp	3,568,535
27,210	Byline Bancorp Inc	707,460
5,402	Cathay General Bancorp	243,954
5,428	Comerica Inc	503,610
5,457	Commerce Bancshares Inc/MO	376,042

Shares	Description (1)	Value
	Financials (continued)
3,390	Community Trust Bancorp Inc	$149,804
29,764	Cowen Inc, Class A	942,923
6,669	Cullen/Frost Bankers Inc	940,396
807	Diamond Hill Investment Group Inc	150,707
34,229	Donnelley Financial Solutions Inc, (2)	1,274,003
36,301	East West Bancorp Inc	3,134,228
4,498	Employers Holdings Inc	175,872
13,585	Essent Group Ltd	620,019
10,395	Federal Agricultural Mortgage Corp	1,266,111
93,541	First American Financial Corp	6,969,740
59,359	First Busey Corp	1,654,929
10,838	First Financial Bancorp	273,226
512,145	First Horizon Corp	8,762,801
23,030	First of Long Island Corp	504,587
9,549	Flagstar Bancorp Inc	432,092
360,886	FNB Corp/PA	4,662,647
572,214	Genworth Financial Inc, Class A, (2)	2,231,635
15,573	Glacier Bancorp Inc	808,706
18,928	Green Dot Corp, Class A, (2)	600,207
97,865	Hancock Whitney Corp	5,159,443
83,947	Hannon Armstrong Sustainable Infrastructure Capital Inc	3,482,121
9,455	Hanover Insurance Group Inc	1,304,412
54,949	HarborOne Bancorp Inc	780,276
60,594	International Bancshares Corp	2,546,766
54,995	Janus Henderson Group PLC	2,029,315
33,297	Live Oak Bancshares Inc	1,959,861
26,845	LPL Financial Holdings Inc	4,625,930
18,797	Morningstar Inc	5,402,446
77,638	Mr Cooper Group Inc, (2)	3,117,166
17,915	Northwest Bancshares Inc	252,781
67,369	OceanFirst Financial Corp	1,529,276
9,879	Old National Bancorp/IN	181,082
99,536	Open Lending Corp, Class A, (2)	1,890,189
24,792	Origin Bancorp Inc	1,059,114
52,335	PennyMac Financial Services Inc	3,281,404
235,394	People's United Financial Inc	4,561,936
49,808	Pinnacle Financial Partners Inc	4,816,932
91,187	Popular Inc	8,131,145
36,821	Premier Financial Corp	1,099,107
32,708	Primerica Inc	5,048,153

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
40,281	ProAssurance Corp	$965,133
4,705	PROG Holdings Inc, (2)	187,306
6,839	QCR Holdings Inc	390,097
19,419	Reinsurance Group of America Inc, Class A	2,229,884
4,947	S&T Bancorp Inc	152,417
13,953	Seacoast Banking Corp of Florida	509,284
17,165	Silvergate Capital Corp, Class A, (2)	1,849,357
278,559	SLM Corp	5,108,772
2,116	SouthState Corp	178,612
190,041	Starwood Property Trust Inc	4,703,515
20,214	State Auto Financial Corp	1,045,064
18,990	StoneX Group Inc, (2)	1,245,934
146,980	Synovus Financial Corp	7,313,725
56,662	TFS Financial Corp	984,785
31,769	TriState Capital Holdings Inc, (2)	1,003,583
35,297	Trupanion Inc, (2)	3,362,039
213,693	Valley National Bancorp	2,974,606
17,762	Victory Capital Holdings Inc	580,284
14,444	Voya Financial Inc	981,614
75	Webster Financial Corp	4,261
28,641	Western Alliance Bancorp	2,840,901
54,182	Wintrust Financial Corp	5,313,629
46,963	Zions Bancorp NA	3,185,031
	Total Financials	159,150,356
	Health Care – 11.6%
49,644	1Life Healthcare Inc, (2)	554,027
38,830	Accelerate Diagnostics Inc, (2), (3)	129,304
40,320	Accolade Inc, (2)	770,112
18,959	Achillion Pharmaceuticals Inc, (4)	8,721
51,067	Aclaris Therapeutics Inc, (2)	557,652
88,693	AdaptHealth Corp, (2)	1,676,298
49,073	Aerie Pharmaceuticals Inc, (2)	361,177
40,572	Agios Pharmaceuticals Inc, (2)	1,253,269
13,184	Alder Biopharmaceuticals Inc, (2), (4)	11,602
59,467	Alector Inc, (2)	943,147
27,934	Aligos Therapeutics Inc, (2)	89,109
79,246	Allogene Therapeutics Inc, (2)	907,367
44,904	Allscripts Healthcare Solutions Inc, (2)	907,959
36,946	Alphatec Holdings Inc, (2)	382,022
9,708	ALX Oncology Holdings Inc, (2)	155,328

Shares	Description (1)	Value
	Health Care (continued)
806	Amedisys Inc, (2)	$108,891
35,813	AMN Healthcare Services Inc, (2)	3,629,289
18,300	AnaptysBio Inc, (2)	585,051
64,200	Anavex Life Sciences Corp, (2)	839,736
43,081	AngioDynamics Inc, (2)	931,842
167,805	Antares Pharma Inc, (2)	565,503
20,294	Applied Therapeutics Inc, (2)	62,506
18,528	Apria Inc, (2)	693,132
15,156	Arcturus Therapeutics Holdings Inc, (2)	396,026
27,835	Arcutis Biotherapeutics Inc, (2)	420,587
65,404	Arena Pharmaceuticals Inc, (2)	6,015,860
30,167	Arrowhead Pharmaceuticals Inc, (2)	1,591,611
7,399	Artivion Inc, (2)	131,702
18,344	Arvinas Inc, (2)	1,311,413
56,174	Aspira Women's Health Inc, (2), (3)	67,971
51,023	Atara Biotherapeutics Inc, (2)	783,713
18,343	Atea Pharmaceuticals Inc, (2)	130,969
7,676	AtriCure Inc, (2)	503,853
17,180	Avanos Medical Inc, (2)	519,867
41,299	Axogen Inc, (2)	359,714
20,017	Axsome Therapeutics Inc, (2), (3)	549,266
21,657	Beam Therapeutics Inc, (2)	1,498,881
21,269	BioAtla Inc, (2)	203,332
114,222	BioCryst Pharmaceuticals Inc, (2)	1,764,730
84,530	BioDelivery Sciences International Inc, (2)	309,380
220,748	Bionano Genomics Inc, (2), (3)	490,061
21,581	Bioxcel Therapeutics Inc, (2)	364,719
74,961	Bluebird Bio Inc, (2)	591,442
14,952	Bolt Biotherapeutics Inc, (2), (3)	57,416
33,790	Bridgebio Pharma Inc, (2)	333,507
97,899	Brookdale Senior Living Inc, (2)	517,886
18,539	Cassava Sciences Inc, (2), (3)	820,351
49,495	Cerevel Therapeutics Holdings Inc, (2)	1,288,850
50,019	ChemoCentryx Inc, (2)	1,345,011
66,615	Chimerix Inc, (2)	380,372
35,027	Collegium Pharmaceutical Inc, (2)	625,232
7,330	Computer Programs and Systems Inc, (2)	207,586
1,658	CONMED Corp	228,108
17,898	Cortexyme Inc, (2)	108,820
11,033	CorVel Corp, (2)	1,943,132

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
85,227	Covetrus Inc, (2)	$1,540,052
31,777	CryoPort Inc, (2)	1,327,325
18,053	Cullinan Oncology Inc, (2)	243,354
79,171	Curis Inc, (2)	252,555
41,567	Denali Therapeutics Inc, (2)	1,422,423
88,370	Dynavax Technologies Corp, (2)	1,146,159
26,733	Dyne Therapeutics Inc, (2)	198,359
27,258	Ensign Group Inc	2,056,071
32,343	Envista Holdings Corp, (2)	1,398,511
28,196	Essa Pharma Inc, (2)	262,505
21,408	Establishment Labs Holdings Inc, (2)	1,120,495
90,304	FibroGen Inc, (2)	1,362,687
12,829	Fulgent Genetics Inc, (2), (3)	819,388
32,329	G1 Therapeutics Inc, (2)	325,876
9,099	Glaukos Corp, (2)	484,431
30,493	Globus Medical Inc, (2)	2,034,798
29,655	Haemonetics Corp, (2)	1,433,819
18,954	Harmony Biosciences Holdings Inc, (2)	679,690
11,371	Heska Corp, (2)	1,564,422
86,773	Hims & Hers Health Inc, (2)	423,452
36,162	Homology Medicines Inc, (2)	134,523
55,754	Humanigen Inc, (2), (3)	143,845
5,845	IGM Biosciences Inc, (2)	103,456
46,897	Immunovant Inc, (2)	327,810
7,821	Inari Medical Inc, (2)	575,313
10,115	Inogen Inc, (2)	300,719
85,574	Inovio Pharmaceuticals Inc, (2)	354,276
28,189	Intersect ENT Inc, (2)	772,379
22,550	iRhythm Technologies Inc, (2)	2,814,916
15,973	Joint Corp, (2)	863,181
14,710	Kiniksa Pharmaceuticals Ltd, (2)	165,193
12,737	Kinnate Biopharma Inc, (2)	139,852
19,806	Kronos Bio Inc, (2)	180,235
16,187	Krystal Biotech Inc, (2)	955,033
62,488	Kura Oncology Inc, (2)	880,456
1,857	LivaNova PLC, (2)	139,479
30,000	MacroGenics Inc, (2)	370,500
5,556	MEDNAX Inc, (2)	135,844
23,666	Meridian Bioscience Inc, (2)	493,436
37,254	Merit Medical Systems Inc, (2)	2,065,734

Shares	Description (1)	Value
	Health Care (continued)
58,938	Mersana Therapeutics Inc, (2)	$281,134
30,815	Merus NV, (2)	758,357
24,393	Mirati Therapeutics Inc, (2)	2,910,085
5,891	ModivCare Inc, (2)	682,944
14,290	National Research Corp	594,464
33,783	Natus Medical Inc, (2)	778,360
77,792	NeoGenomics Inc, (2)	1,753,432
7,673	NGM Biopharmaceuticals Inc, (2)	121,310
116,710	Nuvation Bio Inc, (2)	711,931
188,170	Ocugen Inc, (2), (3)	668,003
476,791	OPKO Health Inc, (2)	1,492,356
83,298	Ortho Clinical Diagnostics Holdings PLC, (2)	1,446,053
30,782	Owens & Minor Inc	1,295,614
31,955	Passage Bio Inc, (2)	160,734
38,908	Patterson Cos Inc	1,116,271
22,992	Pennant Group Inc, (2)	382,127
6,716	Penumbra Inc, (2)	1,517,883
56,779	Perrigo Co PLC	2,161,577
27,298	PetIQ Inc, (2), (3)	557,971
15,805	Phathom Pharmaceuticals Inc, (2), (3)	265,524
14,082	Pliant Therapeutics Inc, (2)	165,182
13,180	PMV Pharmaceuticals Inc, (2), (3)	211,671
24,893	Praxis Precision Medicines Inc, (2)	369,910
24,656	Precision BioSciences Inc, (2)	117,609
14,178	Prelude Therapeutics Inc, (2)	140,788
48,485	Progyny Inc, (2)	1,963,642
23,942	Prothena Corp PLC, (2)	815,943
31,024	Provention Bio Inc, (2)	166,289
21,875	Pulmonx Corp, (2)	532,656
17,135	Quidel Corp, (2)	1,771,074
141,321	R1 RCM Inc, (2)	3,360,613
13,087	Reata Pharmaceuticals Inc, (2)	368,006
7,949	Relmada Therapeutics Inc, (2)	146,182
15,948	Repligen Corp, (2)	3,163,126
13,459	Revance Therapeutics Inc, (2)	179,408
38,140	Rhythm Pharmaceuticals Inc, (2)	282,617
34,843	Rocket Pharmaceuticals Inc, (2)	579,788
43,636	Rubius Therapeutics Inc, (2)	294,543
18,012	Scholar Rock Holding Corp, (2)	320,794
34,525	Seer Inc, (2), (3)	543,078

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
422,149	Senseonics Holdings Inc, (2), (3)	$1,131,359
16,549	Shattuck Labs Inc, (2)	114,354
11,381	Shockwave Medical Inc, (2)	1,649,904
27,242	Signify Health Inc, Class A, (2)	363,136
10,496	Simulations Plus Inc	446,290
1,439	STAAR Surgical Co, (2)	104,644
8,872	Surgery Partners Inc, (2)	378,568
27,542	Sutro Biopharma Inc, (2)	294,149
20,012	Taysha Gene Therapies Inc, (2)	159,095
15,710	Tivity Health Inc, (2)	399,662
27,717	TransMedics Group Inc, (2)	439,869
15,778	Ultragenyx Pharmaceutical Inc, (2)	1,103,356
32,473	uniQure NV, (2)	586,138
44,349	Varex Imaging Corp, (2)	1,157,509
56,675	Vir Biotechnology Inc, (2)	1,945,653
35,944	Vocera Communications Inc, (2)	2,839,935
23,246	XBiotech Inc	250,359
44,600	Xenon Pharmaceuticals Inc, (2)	1,209,552
1,102,836	Zomedica Corp, (2)	343,313
35,042	Zymeworks Inc, (2)	311,874
	Total Health Care	124,374,732
	Industrials – 17.1%
24,526	AAON Inc	1,575,795
24,103	Acuity Brands Inc	4,616,448
173,944	ADT Inc	1,320,235
22,897	Advanced Drainage Systems Inc	2,589,422
34,831	AECOM	2,407,867
91,212	Allison Transmission Holdings Inc	3,465,144
11,295	ArcBest Corp	998,930
2,536	Armstrong World Industries Inc	251,115
26,793	ASGN Inc, (2)	3,077,712
26,108	Atkore Inc, (2)	2,813,920
41,920	Axon Enterprise Inc, (2)	5,865,866
43,037	Blink Charging Co, (2), (3)	899,904
44,366	Boise Cascade Co	3,115,381
38,084	Builders FirstSource Inc, (2)	2,589,331
23,673	Carlisle Cos Inc	5,289,495
32,134	Columbus McKinnon Corp/NY	1,390,760
22,635	Comfort Systems USA Inc	2,032,170
54,831	Cornerstone Building Brands Inc, (2)	808,757

Shares	Description (1)	Value
	Industrials (continued)
14,915	Curtiss-Wright Corp	$1,980,563
6,258	EMCOR Group Inc	746,016
41,043	Energy Recovery Inc, (2)	803,622
21,781	EnPro Industries Inc	2,287,441
68,149	Evoqua Water Technologies Corp, (2)	2,760,034
97,898	Flowserve Corp	3,193,433
1,805	Franklin Electric Co Inc	156,674
34,953	FTI Consulting Inc, (2)	5,096,497
36,851	GATX Corp	3,849,087
43,660	GMS Inc, (2)	2,234,519
71,107	Great Lakes Dredge & Dock Corp, (2)	973,455
54,906	GXO Logistics Inc, (2)	4,458,916
84,133	Healthcare Services Group Inc	1,530,379
15,506	Hexcel Corp, (2)	808,948
9,263	Hubbell Inc	1,734,867
106,056	Hyliion Holdings Corp, (2)	471,949
7,794	Hyster-Yale Materials Handling Inc	349,873
8,332	IAA Inc, (2)	382,689
3,172	ICF International Inc	299,405
36,507	Kelly Services Inc	623,540
28,809	Korn Ferry	1,912,341
15,236	Kratos Defense & Security Solutions Inc, (2)	255,355
5,180	Landstar System Inc	828,800
8,522	Lindsay Corp	1,075,902
30,837	Luxfer Holdings PLC	526,696
38,467	Manitowoc Co Inc, (2)	702,023
16,744	ManpowerGroup Inc	1,755,943
32,079	MasTec Inc, (2)	2,762,964
35,679	Matthews International Corp, Class A	1,253,046
70,987	Maxar Technologies Inc	1,846,372
27,363	McGrath RentCorp	2,085,334
54,353	Mercury Systems Inc, (2)	3,093,773
71,625	MillerKnoll Inc	2,766,157
23,532	Montrose Environmental Group Inc, (2)	1,077,060
5,025	Moog Inc, Class A	383,106
87,444	MRC Global Inc, (2)	647,960
13,160	MSA Safety Inc	1,808,184
106,713	Mueller Water Products Inc	1,371,262
18,957	MYR Group Inc, (2)	1,782,527
384,650	Nielsen Holdings PLC	7,254,499

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
1,645	Oshkosh Corp	$187,217
72,514	PAE Inc, (2)	725,865
192,576	Pitney Bowes Inc	1,186,268
59,169	Primoris Services Corp	1,521,827
24,428	Proto Labs Inc, (2)	1,225,797
9,915	Quanta Services Inc	1,018,469
40,559	Rekor Systems Inc, (2)	188,599
75,642	Resideo Technologies Inc, (2)	1,874,409
60,699	Ryder System Inc	4,442,560
9,270	Saia Inc, (2)	2,635,276
8,934	Schneider National Inc, Class B	228,710
40,289	SiteOne Landscape Supply Inc, (2)	7,256,855
95,517	Steelcase Inc, Class A	1,178,680
8,620	Sterling Construction Co Inc, (2)	219,034
21,037	Tennant Co	1,623,425
70,157	Toro Co	6,775,763
56,568	Trex Co Inc, (2)	5,174,275
21,471	TriNet Group Inc, (2)	1,829,329
76,112	Triton International Ltd	4,598,687
39,970	TrueBlue Inc, (2)	1,063,202
8,382	Valmont Industries Inc	1,820,822
11,070	Vectrus Inc, (2)	509,331
15,736	Veritiv Corp, (2)	1,464,707
129,154	Virgin Galactic Holdings Inc, (2), (3)	1,188,217
10,850	Watts Water Technologies Inc	1,662,328
152,571	Welbilt Inc, (2)	3,623,561
40,172	WESCO International Inc, (2)	4,896,565
191,760	WillScot Mobile Mini Holdings Corp, (2)	7,102,790
26,081	Zurn Water Solutions Corp	796,514
	Total Industrials	183,058,545
	Information Technology – 14.6%
118,989	ACI Worldwide Inc, (2)	4,089,652
18,042	ADTRAN Inc	346,587
52,306	Altair Engineering Inc, (2)	3,291,094
5,847	Appian Corp, (2)	329,595
14,249	Aspen Technology Inc, (2)	2,139,630
49,277	Avaya Holdings Corp, (2)	897,827
6,397	Avnet Inc	258,183
15,699	Badger Meter Inc	1,588,268
5,938	Benchmark Electronics Inc	143,343

Shares	Description (1)	Value
	Information Technology (continued)
50,588	Bottomline Technologies DE Inc, (2)	$2,852,657
41,052	Box Inc, Class A, (2)	1,072,689
74,738	BTRS Holdings Inc, (2)	478,323
111,979	CDK Global Inc	4,811,738
23,461	Cerence Inc, (2)	1,489,539
6,548	Ciena Corp, (2)	434,198
7,129	Cirrus Logic Inc, (2)	637,618
5,487	Coherent Inc, (2)	1,418,280
84,638	CommScope Holding Co Inc, (2)	794,751
10,872	CommVault Systems Inc, (2)	733,425
48,481	Concentrix Corp	9,744,196
35,848	CSG Systems International Inc	2,035,091
19,372	CTS Corp	649,931
80,227	Diebold Nixdorf Inc, (2)	749,320
57,314	Dolby Laboratories Inc, Class A	5,035,035
1,805	Domo Inc, Class B, (2)	84,763
34,638	Duck Creek Technologies Inc, (2)	885,001
169,397	E2open Parent Holdings Inc, (2)	1,575,392
6,900	Elastic NV, (2)	643,425
30,490	ePlus Inc, (2)	1,401,625
68,923	EVERTEC Inc	3,007,800
37,803	ExlService Holdings Inc, (2)	4,556,018
2,112	FARO Technologies Inc, (2)	114,703
59,878	First Solar Inc, (2)	4,693,238
26,115	Five9 Inc, (2)	3,282,655
64,030	Flex Ltd, (2)	1,036,005
60,129	Harmonic Inc, (2)	646,988
11,695	Ichor Holdings Ltd, (2)	496,102
39,380	Insight Enterprises Inc, (2)	3,707,627
34,577	InterDigital Inc	2,386,850
48,377	Itron Inc, (2)	2,999,374
39,964	Jamf Holding Corp, (2)	1,321,210
27,798	Kimball Electronics Inc, (2)	550,122
47,736	Kulicke & Soffa Industries Inc	2,610,682
9,947	LivePerson Inc, (2)	297,117
34,636	Lumentum Holdings Inc, (2)	3,514,861
4,816	Manhattan Associates Inc, (2)	644,718
42,847	Methode Electronics Inc	1,886,553
42,808	MicroVision Inc, (2)	145,975
20,712	Mimecast Ltd, (2)	1,650,954

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
16,133	Model N Inc, (2)	$446,239
49,376	N-able Inc, (2)	551,036
34,123	National Instruments Corp	1,406,550
2,256	nCino OpCo Inc, (2)	103,392
20,920	New Relic Inc, (2)	2,199,529
7,470	Novanta Inc, (2)	1,031,607
61,367	Nutanix Inc, (2)	1,677,774
51,366	Onto Innovation Inc, (2)	4,702,044
12,751	OSI Systems Inc, (2)	1,057,568
27,729	PAR Technology Corp, (2)	1,039,837
4,965	Paylocity Holding Corp, (2)	1,012,761
44,851	Plantronics Inc, (2)	1,195,279
6,506	Plexus Corp, (2)	504,345
47,137	Progress Software Corp	2,145,205
25,183	PROS Holdings Inc, (2)	697,821
12,500	Rackspace Technology Inc, (2)	156,375
122,356	Rambus Inc, (2)	3,089,489
107,155	Ribbon Communications Inc, (2)	482,197
4,035	Rogers Corp, (2)	1,101,353
9,373	ShotSpotter Inc, (2)	247,166
19,249	Sprout Social Inc, Class A, (2)	1,325,294
38,015	SPS Commerce Inc, (2)	4,708,158
18,146	Synaptics Inc, (2)	3,817,011
18,472	Telos Corp, (2)	215,938
87,365	Teradata Corp, (2)	3,524,304
21,228	TTEC Holdings Inc	1,700,151
20,071	Universal Display Corp	3,081,099
75,567	Upwork Inc, (2)	2,055,422
33,426	Veeco Instruments Inc, (2)	918,881
22,979	Viavi Solutions Inc, (2)	378,234
4,944	Vishay Precision Group Inc, (2)	158,356
106,231	Vontier Corp	2,986,153
47,526	WEX Inc, (2)	7,650,735
58,237	Wolfspeed Inc, (2)	5,488,255
171,521	Xerox Holdings Corp	3,620,808
	Total Information Technology	156,637,094
	Materials – 4.7%
6,393	AptarGroup Inc	749,899
102,790	Avient Corp	5,115,858
154,451	Axalta Coating Systems Ltd, (2)	4,573,294

Shares	Description (1)	Value
	Materials (continued)
1,205	Balchem Corp	$177,063
18,403	Clearwater Paper Corp, (2)	581,903
81,716	Coeur Mining Inc, (2)	383,248
22,538	Commercial Metals Co	753,671
38,455	Compass Minerals International Inc	2,053,497
2,759	HB Fuller Co	198,013
16,492	Ingevity Corporation, (2)	1,086,988
27,760	Innospec Inc	2,580,570
23,733	Koppers Holdings Inc, (2)	709,142
70,195	Louisiana-Pacific Corp	4,663,756
23,084	Materion Corp	1,912,509
37,647	Minerals Technologies Inc	2,634,160
32,608	Ranpak Holdings Corp, (2)	875,851
47,036	Reliance Steel & Aluminum Co	7,190,864
10,625	Royal Gold Inc	1,078,969
9,856	Ryerson Holding Corp	202,048
22,127	Schnitzer Steel Industries Inc	866,051
33,334	Sensient Technologies Corp	2,824,723
9,869	Stepan Co	1,087,169
33,149	Trinseo PLC	1,774,797
204,197	Valvoline Inc	6,726,249
	Total Materials	50,800,292
	Real Estate – 9.7%
62,042	Acadia Realty Trust	1,227,811
79,299	Alexander & Baldwin Inc	1,819,912
109,796	Brandywine Realty Trust	1,411,977
70,932	Brixmor Property Group Inc	1,798,835
54,296	CatchMark Timber Trust Inc	445,227
90,414	Cousins Properties Inc	3,486,364
89,060	CyrusOne Inc	8,002,041
72,433	Douglas Emmett Inc	2,261,358
101,750	Easterly Government Properties Inc	2,133,697
165,179	Empire State Realty Trust Inc	1,473,397
16,720	Federal Realty Investment Trust	2,131,633
64,802	Five Point Holdings LLC, Class A, (2)	375,204
5,561	Healthcare Realty Trust Inc	172,502
5,285	Highwoods Properties Inc	227,889
6,368	Howard Hughes Corp, (2)	613,302
63,034	Hudson Pacific Properties Inc	1,489,493
5,644	iStar Inc	121,177

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
134,189	JBG SMITH Properties	$3,676,779
142,037	Kennedy-Wilson Holdings Inc	3,190,151
118,118	Kilroy Realty Corp	7,559,552
205,649	Kimco Realty Corp	4,989,045
89,325	Kite Realty Group Trust	1,865,106
14,000	Life Storage Inc	1,889,300
276,580	LXP Industrial Trust	4,118,276
133,886	Macerich Co	2,214,474
17,484	Marcus & Millichap Inc, (2)	818,426
137,917	MGM Growth Properties LLC	5,362,213
72,071	Outfront Media Inc	1,790,244
266,580	Park Hotels & Resorts Inc, (2)	4,851,756
98,957	Piedmont Office Realty Trust Inc	1,757,476
75,763	PotlatchDeltic Corp	4,075,292
159,796	Rayonier Inc	5,838,946
91,532	Realogy Holdings Corp, (2)	1,510,278
59,706	Rexford Industrial Realty Inc	4,368,688
27,245	SITE Centers Corp	403,498
65,070	SL Green Realty Corp	4,718,876
36,590	St Joe Co	1,774,981
23,414	Tejon Ranch Co, (2)	407,638
262,433	Uniti Group Inc	3,164,942
95,072	Washington Real Estate Investment Trust	2,340,673
128,682	Xenia Hotels & Resorts Inc, (2)	2,231,346
	Total Real Estate	104,109,775
	Utilities – 1.9%
87,574	Clearway Energy Inc	2,949,492
37,286	Clearway Energy Inc	1,150,273
108,587	New Jersey Resources Corp	4,366,283
86,552	NextEra Energy Partners LP	6,510,442
39,401	ONE Gas Inc	3,068,944
94,784	Sunnova Energy International Inc, (2)	1,863,454
	Total Utilities	19,908,888
	Total Long-Term Investments (cost $1,002,841,107)	1,071,474,785

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.7%
	MONEY MARKET FUNDS – 0.7%
7,037,767	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.050% (6)	$7,037,767
	Total Investments Purchased with Collateral from Securities Lending (cost $7,037,767)		7,037,767
	Total Investments (cost $1,009,878,874) – 100.6%		1,078,512,552
	Other Assets Less Liabilities – (0.6)%		(6,226,860)
	Net Assets – 100%		$1,072,285,692
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,071,454,462	$ —	$20,323	$1,071,474,785
Investments Purchased with Collateral from Securities Lending	7,037,767	—	—	7,037,767
Total	$1,078,492,229	$ —	$20,323	$1,078,512,552

Nuveen ESG Small-Cap ETF (NUSC) (continued)
Portfolio of Investments    January 31, 2022
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,436,968.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.